Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 10, 2024	Mar. 01, 2023
Fu Xiaowei [Member]
Related Parties (Details) [Line Items]
Interest of convertible notes payable			$ 59,559
Loan agreement amount		$ 450,000
Notional amount		$ 336,331
Interest rate		8.00%
Hong Ye Group Private Limited [Member]
Related Parties (Details) [Line Items]
Loan agreement amount	$ 238,354
Repayments of loan	$ 178,146